Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Employer	$ 56,232,202
Participants	84,835,224
Rollovers from other qualified plans	5,734,294
Total contributions	146,801,720
Dividend and interest income	7,654,870
Net change in the fair value of investments	232,254,150
Total investment income	239,909,020
Participant loan interest	2,609,883
Total additions to net assets	389,320,623
Distributions to participants	191,572,918
Administrative expenses	1,251,101
Total deductions from net assets	192,824,019
Net increase	196,496,604
Transfers to/(from) the plan, net	1,825,386
Net assets available for benefits at the beginning of the period	1,753,628,148
Net assets available for benefits at the end of the period	$ 1,951,950,138